Average Annual Total Returns - First Trust India NIFTY 50 Equal Weight ETF	First Trust India NIFTY 50 Equal Weight ETF 1 Year	First Trust India NIFTY 50 Equal Weight ETF 5 Years	First Trust India NIFTY 50 Equal Weight ETF Since Inception	First Trust India NIFTY 50 Equal Weight ETF Inception Date	First Trust India NIFTY 50 Equal Weight ETF After tax on distributions 1 Year	First Trust India NIFTY 50 Equal Weight ETF After tax on distributions 5 Years	First Trust India NIFTY 50 Equal Weight ETF After tax on distributions Since Inception	First Trust India NIFTY 50 Equal Weight ETF After tax on distributions and sale of fund shares 1 Year	First Trust India NIFTY 50 Equal Weight ETF After tax on distributions and sale of fund shares 5 Years	First Trust India NIFTY 50 Equal Weight ETF After tax on distributions and sale of fund shares Since Inception	NIFTY 50 Equal Weight Index (reflects no deduction for fees, expenses or taxes) 1 Year		NIFTY 50 Equal Weight Index (reflects no deduction for fees, expenses or taxes) 5 Years	NIFTY 50 Equal Weight Index (reflects no deduction for fees, expenses or taxes) Since Inception	NIFTY 50 Index (reflects no deduction for fees, expenses or taxes) 1 Year	NIFTY 50 Index (reflects no deduction for fees, expenses or taxes) 5 Years	NIFTY 50 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.66%	7.95%	4.97%	Feb. 14, 2012	10.43%	7.21%	4.15%	6.33%	5.89%	3.51%	16.64%	[1]	[1]	[1]	12.50%	11.23%	7.80%

[1]	On April 17, 2018, the Fund's underlying index changed from the NASDAQ AlphaDEX® Taiwan Index to the Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the NASDAQ AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.